Offerings	Jan. 27, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Series D Preferred Stock, par value $0.001 (3)
Maximum Aggregate Offering Price	$ 19,000,000
Amount of Registration Fee	$ 2,908.90
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Includes securities that the Underwriter has the option to purchase to cover over-allotments, if any.Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Series D Preferred Stock Warrants (3)
Maximum Aggregate Offering Price	$ (0)
Amount of Registration Fee	$ (0)
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Includes securities that the Underwriter has the option to purchase to cover over-allotments, if any.Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Common Stock, par value $0.001 issuable upon exercise of Series D Preferred Stock (3) (4)
Amount Registered | shares	(0)
Proposed Maximum Offering Price per Unit | $ / shares	(0)
Maximum Aggregate Offering Price	$ (0)
Amount of Registration Fee	$ (0)
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Includes securities that the Underwriter has the option to purchase to cover over-allotments, if any.Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.No separate registration fee is payable pursuant to Rule 457(i) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Series D Preferred Stock issuable upon exercise of Series D Warrants (3) (5)
Maximum Aggregate Offering Price	$ 19,000,000
Amount of Registration Fee	$ 2,908.90
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Includes securities that the Underwriter has the option to purchase to cover over-allotments, if any.Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Common Stock issuable upon conversion of Series D Preferred Stock underlying the Series D Preferred Stock Warrants (3) (5)
Amount Registered | shares	(0)
Proposed Maximum Offering Price per Unit | $ / shares	(0)
Maximum Aggregate Offering Price	$ (0)
Amount of Registration Fee	$ (0)
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Includes securities that the Underwriter has the option to purchase to cover over-allotments, if any.Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Common Stock issuable as dividends upon conversion of Series D Preferred Stock (3)
Maximum Aggregate Offering Price	$ 8,550,000
Amount of Registration Fee	$ 1,309.01
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Includes securities that the Underwriter has the option to purchase to cover over-allotments, if any.Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.
Offering: 7
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Additional Shares of Common Stock issuable upon conversion of Series D Preferred Stock (3)
Maximum Aggregate Offering Price	$ 950,000
Amount of Registration Fee	$ 145.445
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Includes securities that the Underwriter has the option to purchase to cover over-allotments, if any.Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.The registrant may issue up to an aggregate of 3,800,000 shares of Series D Convertible Preferred Stock, par value $0.001 per share (the “Offered Preferred Stock”) and warrants (the “Warrants”) to purchase up to 3,800,000 shares of our Series D Convertible Preferred Stock, par value $0.001 per share. Each share of Offered Preferred Stock sold in the offering will be accompanied by one Warrant to purchase one share of Series D Convertible Preferred Stock. The shares of Offered Preferred Stock and the Warrants will be issued separately but can only be purchased together in this offering. The Offered Preferred Stock and the Warrants will be convertible and exercisable, as the case may be, immediately upon issuance, and the Warrants will expire on the fifth anniversary of the initial issuance date. The Offered Preferred Stock will be convertible at an assumed initial conversion price of $5 per share (“the “Conversion Price”) and the Warrants will be exercisable at an assumed initial exercise price of $5 per share. The initial public offering by the registrant also relates to: (a) up to 3,800,000 shares of common stock issuable upon the conversion of the Offered Preferred Stock, (b) up to 1,710,000 shares of common stock representing payment of dividends accrued on the Offered Preferred Stock in shares of common stock upon conversion of the Offered Preferred Stock, (c) up to 3,800,000 shares of Series D Convertible Preferred Stock issuable upon exercise of the Warrants (such shares of Series D Convertible Preferred Stock, the “Warrant Preferred Stock”), (d) up to 3,800,000 shares of common stock issuable from time to time upon the conversion of the Warrant Preferred Stock, (e) up to 1,710,000 shares of common stock representing payment of dividends accrued on the Warrant Preferred Stock in shares of common stock upon conversion of the Warrant Preferred Stock, and (f) up to 190,000 additional shares of common stock issuable from time to time upon conversion of the Series D Convertible Preferred Stock sold hereunder if the conversion price is lower than the initial conversion price of $5 per share.
Offering: 8
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, registered on behalf of selling shareholders (6)
Maximum Aggregate Offering Price	$ 15,000,050
Amount of Registration Fee	$ 2,296.507655
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Includes securities that the Underwriter has the option to purchase to cover over-allotments, if any.Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any share splits, share dividends or similar transactions.Consists of (i) 2,948,896 shares of Common Stock; and (ii) 51,114 shares of Common Stock underlying warrants held by Puritan Partners LLC and Roderic Prat. For purposes of calculating the proposed maximum aggregate offering price, we have multiplied 3,000,010 representing the number of shares covered by the Resale Prospectus by an assumed price of $5.00 per share.